Taxes on income (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Deferred research and development cost	$4,367	$2,661
Employee related liabilities	5,355	3,275
Intangible assets	724	857
Goodwill	1,509	1,647
Deferred revenues	2,012	2,563
Carryforward loss	474	—
Operating lease liability	1,754	2,732
Marketable securities	—	13
Property and equipment	27	39
Capital Loss	6,753	—
Other	1,231	749
Total deferred tax assets before valuation allowance	24,206	14,536
Valuation allowance	(7,133)	—
Total deferred tax assets	17,073	14,536

Deferred tax liabilities:
Deferred costs	2,423	3,066
Intangible assets	—	337
Goodwill	1,046	445
Property and equipment	641	874
Operating lease right-of-use assets	1,654	2,652
Derivative instruments	53	119
Marketable securities	35	15
Other	149	4
Total deferred tax liabilities	6,001	7,512
Total deferred tax assets, net	$11,072	$7,024

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2024	2023	2022
(Loss) income before income taxes expense, as reported in the consolidated statements of operations	$(275,984)	$(75,563)	$120,760
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on (loss) income	(63,476)	(17,379)	27,775
Foreign subsidiaries taxed at different tax rates	426	565	104
Preferred tax rates in Israel	31,675	9,713	(12,121)
Remeasurement of liability instruments	41,953	14,322	(14,024)
(Deductible) non-deductible expenses	(2,003)	823	400
Taxes in respect of prior years	(478)	(1,193)	103
Tax on dividend distributed from trapped earnings	—	—	(2,369)
Change in valuation allowance	(543)	—	—
Research and development tax credits	(446)	(2,087)	—
Other	(85)	773	87
Actual tax expense (income)	$7,023	$5,537	$(45)

Schedule of Income before Income Tax, Domestic and Foreign	(Loss) income before income tax expense is comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Domestic	$(287,955)	$(88,298)	$110,187
Foreign	11,971	12,735	10,573
	$(275,984)	$(75,563)	$120,760

Schedule of Components of Income Tax Expense (Benefit)
Tax expense (income) allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Current:
Domestic	$10,011	$3,010	$(2,573)
Foreign	588	(2,876)	4,920
Total current tax expense:	10,599	134	2,347

Deferred:
Domestic	(3,159)	1,596	(85)
Foreign	(417)	3,807	(2,307)
Total deferred tax (expenses) benefit	(3,576)	5,403	(2,392)
Total tax expense (income)	$7,023	$5,537	$(45)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023
Unrecognized tax benefits, beginning of year	$3,529	$3,073
Decreases in tax positions for prior years	(1,201)	(436)
Increases in tax positions for current year	1,081	892
Unrecognized tax benefits, end of year	$3,409	$3,529